                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ally Financial Inc.
Address: 200 Renaissance Center
         P.O. Box 200
         Detroit, MI 48265-2000

Form 13F File Number: 28-14534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cathy L. Quenneville
Title: Secretary
Phone: 313-656-6301

Signature, Place, and Date of Signing:


/s/ Cathy L. Quenneville              Detroit, Michigan             May 11, 2012
-----------------------------------   --------------------------    ------------
            [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           98
Form 13F Information Table Value Total:      969,511
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-14536               Ally Insurance Holdings Inc.
02    28-14535               Motors Insurance Corporation


                                        2

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                           FORM 13F INFORMATION TABLE

                                                                        COLUMN 5
           COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4 AMOUNT & TYPE OF SECURITY  COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------- ------------ --------- ------------------------- ---------- -------- ---------------------
                                                       MARKET                                                   VOTING AUTHORITY
                               TITLE OF                VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                  CLASS   CUSIP NUMBER (X$1,000)  PRN AMNT SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ -------- ------------ --------- --------- ------ -------- ---------- -------- --------- ------ ----
Abercrombie & Fitch Co Cl A    COM      002896207        2,729    55,000 SH              DEFINED           1    55,000
Adobe Systems                  COM      00724F101       10,121   295,000 SH              DEFINED           2   295,000
Aflac Inc                      COM      001055102       13,567   295,000 SH              DEFINED           1   295,000
Altria Group Inc               COM      02209S103       10,743   348,000 SH              DEFINED           1   348,000
Amazon Com Inc                 COM      0023135106      11,138    55,000 SH              DEFINED           1    55,000
America Movil SA de CV         COM      02364W105        2,235    90,000 SH              DEFINED           1    90,000
Analog Devices                 COM      0032654105       5,171   128,000 SH              DEFINED           1   128,000
Apache Corp                    COM      0037411105      23,101   230,000 SH              DEFINED           1   230,000
Apple Computer                 COM      0037833100      10,790    18,000 SH              DEFINED           1    18,000
Avon Products Inc              COM      0054303102       6,544   338,000 SH              DEFINED           1   338,000
Baidu Inc                      COM      0056752108       2,624    18,000 SH              DEFINED           1    18,000
Baker Hughes                   COM      0057224107      12,582   300,000 SH              DEFINED           1   300,000
Becton Dickinson and Company   COM      075887109       14,909   192,000 SH              DEFINED           2   192,000
Bed Bath & Beyond Inc          COM      0075896100       5,459    83,000 SH              DEFINED           1    83,000
Berkshire Hathaway Inc         COM      084670702        5,273    65,000 SH              DEFINED           2    65,000
BlackRock Inc                  COM      09247X101        6,147    30,000 SH              DEFINED           1    30,000
Boeing Co                      COM      0097023105       9,668   130,000 SH              DEFINED           1   130,000
Broadcom Corp Class A          COM      0111320107       2,947    75,000 SH              DEFINED           1    75,000
C.H. Robinson Worldwide Inc    COM      12541W209        9,496   145,000 SH              DEFINED           1   145,000
Carnival Corp                  COM      0143658300      15,559   485,000 SH              DEFINED           1   485,000
Cisco Sys Inc                  COM      17275R102       21,361 1,010,000 SH              DEFINED         1,2 1,010,000
CLIFFS NATURAL RESOURCES INC   COM      18683K101        4,502    65,000 SH              DEFINED           1    65,000
Coca Cola Co                   COM      191216100       15,912   215,000 SH              DEFINED           2   215,000
ConocoPhillips                 COM      20825C104        5,701    75,000 SH              DEFINED           1    75,000
Darden Restaurants             COM      237194105       11,204   219,000 SH              DEFINED           1   219,000
Ebay Inc                       COM      278642103        5,165   140,000 SH              DEFINED           1   140,000
Electronic Arts Inc            COM      285512109        2,472   150,000 SH              DEFINED           1   150,000
EMC Corp Mass                  COM      268648102        5,080   170,000 SH              DEFINED           1   170,000
Emerson Elec Co                COM      291011104       15,393   295,000 SH              DEFINED           1   295,000
Entergy Corp                   COM      29364G103        4,704    70,000 SH              DEFINED           1    70,000
Exelon Corporation             COM      30161N101        5,882   150,000 SH              DEFINED           2   150,000
Expeditors Intl Wash Inc       COM      302130109        9,533   205,000 SH              DEFINED           1   205,000
Express Scripts                COM      302182100       15,441   285,000 SH              DEFINED           1   285,000
Fedex Corp                     COM      31428X106        9,932   108,000 SH              DEFINED           2   108,000
Franklin Resources Inc         COM      354613101        4,961    40,000 SH              DEFINED           1    40,000
Freeport McMoran Copper & Gold COM      35671D857        4,184   110,000 SH              DEFINED           1   110,000
General Dynamics Corp          COM      369550108       16,144   220,000 SH              DEFINED           2   220,000
General Elec Co                COM      369604103       20,813 1,037,000 SH              DEFINED           1 1,037,000
GlaxoSmithKline PLC            COM      37733W105        5,030   112,000 SH              DEFINED           1   112,000
Goldman Sachs Group            COM      38141G104        8,084    65,000 SH              DEFINED           1    65,000
Google Inc                     COM      38259P508       16,031    25,000 SH              DEFINED           1    25,000
Grupo Televisa SA-SPON         COM      40049J206        2,213   105,000 SH              DEFINED           1   105,000
Halliburton Co                 COM      406216101        2,191    66,000 SH              DEFINED           1    66,000
Hess Corp                      COM      42809H107       21,517   365,000 SH              DEFINED           1   365,000
Hewlett-Packard Co             COM      428236103       13,107   550,000 SH              DEFINED         1,2   550,000
Ishares  MSCII Taiwan Index FD ETF      464286640        1,571    23,000 SH              DEFINED           1    23,000
Ishares  MSCII Taiwan Index FD ETF      464286731        4,499   335,000 SH              DEFINED           1   335,000
Ishares  MSCII Taiwan Index FD ETF      464286772        2,679    45,000 SH              DEFINED           1    45,000
Ishares  MSCII Taiwan Index FD ETF      464286830        1,607   110,000 SH              DEFINED           1   110,000
Ishares Lehman 1-3YR Trs Bd    ETF      464287184        4,029   110,000 SH              DEFINED           1   110,000
Ishares Lehman 1-3YR Trs Bd    ETF      464287234       43,369 1,010,000 SH              DEFINED           1 1,010,000
Ivans Inc                      COM      465991933          381    18,980 SH              DEFINED           2    18,980
J P Morgan Chase & Co          COM      46625H100       22,760   495,000 SH              DEFINED           2   495,000
Johnson &  Johnson             COM      478160104       15,171   230,000 SH              DEFINED           2   230,000
Lilly Eli & Co                 COM      532457108        5,235   130,000 SH              DEFINED           1   130,000
Linear Technology Corp         COM      535678106        5,392   160,000 SH              DEFINED           1   160,000
Medtronic Inc                  COM      585055106        5,095   130,000 SH              DEFINED           1   130,000
Merck & Co. Inc.               COM      58933Y105       10,253   267,000 SH              DEFINED           1   267,000

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
Metlife Inc                    COM      59156R108       12,886   345,000 SH              DEFINED           1   345,000
Microsoft Corp                 COM      594918104       10,320   320,000 SH              DEFINED           2   320,000
Monsanto Co                    COM      61166W101        2,393    30,000 SH              DEFINED           1    30,000
Morgan Stanley                 COM      617446448       17,185   875,000 SH              DEFINED         1,2   875,000
Murphy Oil Corp                COM      626717102       17,162   305,000 SH              DEFINED           1   305,000
Newmont Mng Corp               COM      651639106        8,972   175,000 SH              DEFINED           1   175,000
Northern Trust Corp            COM      665859104       15,421   325,000 SH              DEFINED           1   325,000
NYSE Euronext                  COM      629491101        2,521    84,000 SH              DEFINED           1    84,000
Oracle Corporation             COM      68389X105       17,933   615,000 SH              DEFINED           1   615,000
Paychex Inc                    COM      704326107       14,720   475,000 SH              DEFINED         1,2   475,000
Peabody Energy Corp            COM      704549104        7,530   260,000 SH              DEFINED           1   260,000
Pepsico Inc                    COM      713448108       20,569   310,000 SH              DEFINED         1,2   310,000
Petroleo Brasileiro S.A. -ADR  ADR      71654V408       15,670   590,000 SH              DEFINED           1   590,000
Pfizer                         COM      717081103       15,069   665,000 SH              DEFINED           1   665,000
Procter & Gamble Co            COM      742718109       10,418   155,000 SH              DEFINED           2   155,000
Qualcomm Inc                   COM      747525103        5,442    80,000 SH              DEFINED           1    80,000
Raytheon Co                    COM      755111507        5,542   105,000 SH              DEFINED           1   105,000
Rockwell Collins Inc           COM      774341101       14,390   250,000 SH              DEFINED           1   250,000
Royal Dutch Shell PLC          COM      780259206        4,769    68,000 SH              DEFINED           1    68,000
Schlumberger Ltd               COM      806857108       17,133   245,000 SH              DEFINED         1,2   245,000
Staples Inc                    COM      855030102       15,209   940,000 SH              DEFINED         1,2   940,000
State Street Corp              COM      857477103       14,105   310,000 SH              DEFINED         1,2   310,000
Stryker Corp                   COM      863667101       13,870   250,000 SH              DEFINED           1   250,000
Sysco Corp                     COM      871829107       10,451   350,000 SH              DEFINED           1   350,000
Target Corp                    COM      87612E106       15,150   260,000 SH              DEFINED           1   260,000
Telekomunik Indonesia-SP  ADR  ADR      715684106        3,704   122,000 SH              DEFINED           1   122,000
Teva Pharmaceutical Industries COM      881624209       13,969   310,000 SH              DEFINED           1   310,000
The Blackstone Group LP        COM      09253U108        5,260   330,000 SH              DEFINED           1   330,000
Thermo Electron Corp           COM      883556102       11,276   200,000 SH              DEFINED           2   200,000
Tiffany & Co                   COM      886547108        5,185    75,000 SH              DEFINED           2    75,000
Total Sa-Spon Adr              ADR      89151E109       18,914   370,000 SH              DEFINED           1   370,000
Transocean Ltd                 COM      H8817H100        4,376    80,000 SH              DEFINED           1    80,000
United Technologies Corp       COM      913017109       11,612   140,000 SH              DEFINED         1,2   140,000
Vale SA-SP ADR                 ADR      91912E105        1,750    75,000 SH              DEFINED           1    75,000
Verizon Communications         COM      92343V104        5,161   135,000 SH              DEFINED           1   135,000
Vodafone Group Plc             COM      92857W209        5,050   182,500 SH              DEFINED           1   182,500
Walgreen Co                    COM      931422109        5,023   150,000 SH              DEFINED           1   150,000
Wal Mart Stores Inc            COM      931142103        5,508    90,000 SH              DEFINED           2    90,000
Wells Fargo & Co               COM      949746101        5,292   155,000 SH              DEFINED           2   155,000
WESTERN UNTION CO              COM      959802109       13,200   750,000 SH              DEFINED           1   750,000